Intangible Assets - Schedule of Reconciliation of the Carrying Value of Intangible Assets (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Intangible Assets [Line Items]
Beginning balance	R 83,053	R 83,123
Additions	61,665	58,937
Amortization	(56,426)	(56,072)	R (59,482)
Translation adjustments	(6,572)	(2,935)
Ending balance	81,720	83,053	83,123
Product development costs [Member]
Intangible Assets [Line Items]
Beginning balance	72,964	71,617
Additions	54,349	52,348
Amortization	(49,661)	(48,274)
Translation adjustments	(6,261)	(2,727)
Ending balance	71,391	72,964	71,617
Computer software [Member]
Intangible Assets [Line Items]
Beginning balance	9,319	8,773
Additions	7,164	6,589
Amortization	(5,995)	(5,834)
Translation adjustments	(305)	(209)
Ending balance	10,183	9,319	8,773
Trade name [Member]
Intangible Assets [Line Items]
Beginning balance		130
Additions	152
Amortization		(130)
Translation adjustments	(6)
Ending balance	146		130
Customer relationships [Member]
Intangible Assets [Line Items]
Beginning balance	770	2,603
Additions
Amortization	(770)	(1,834)
Translation adjustments		1
Ending balance		R 770	R 2,603